Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000006782 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[1]	0.70%	12.90%	9.08%
C000006781 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[2]	(2.09%)	12.64%	9.08%
C000006776 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		(3.51%)	12.40%	9.25%
C000006789 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		10.04%	15.72%	13.33%
C000006790 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[3]	11.90%	16.01%	13.15%
C000006791 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[4]	14.87%	16.23%	13.15%
Without Sales Load [Member] | C000125404 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		2.74%	14.17%	10.32%
Without Sales Load [Member] | C000006777 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		2.60%	14.02%	10.17%
Without Sales Load [Member] | C000006788 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		2.38%	13.74%	9.90%
Without Sales Load [Member] | C000006787 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		2.13%	13.46%	9.63%
Without Sales Load [Member] | C000006785 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		1.59%	12.90%	9.08%
Without Sales Load [Member] | C000006783 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		2.60%	14.02%	10.18%
Without Sales Load [Member] | C000006782 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		1.62%	12.90%	9.08%
Without Sales Load [Member] | C000006781 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		1.60%	12.89%	9.08%
Without Sales Load [Member] | C000006776 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		2.37%	13.74%	9.90%
Without Sales Load [Member] | C000006789 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		16.76%	17.10%	14.01%
Without Sales Load [Member] | C000006790 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		15.90%	16.23%	13.15%
Without Sales Load [Member] | C000006791 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		15.87%	16.23%	13.15%
Without Sales Load [Member] | C000006792 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		17.05%	17.40%	14.29%
Without Sales Load [Member] | C000068492 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		15.89%	16.23%	13.13%
Without Sales Load [Member] | C000068493 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		16.46%	16.81%	13.72%
Without Sales Load [Member] | C000068494 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		16.77%	17.11%	14.01%
Without Sales Load [Member] | C000068495 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		17.03%	17.40%	14.29%
Without Sales Load [Member] | C000068496 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		17.17%	17.51%	14.41%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[5]	17.41%	15.74%	14.71%
Standard And Poor s 500 Stock Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Average Annual Return, Percent	[6]	17.60%	16.47%	15.30%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Average Annual Return, Percent	[5]	7.58%	13.66%	9.96%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	Source: FactSet Research Systems Inc.
[6]	Source: FactSet Research Systems Inc.